INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

13.     INVENTORIES

	December 31,	December 31,
	2016	2017

Raw materials	8,853,776	7,547,870
Work-in-progress	5,830,213	8,122,072
Finished goods	3,095,633	4,354,676
Spare parts	818,769	731,621
Packaging materials and others	42,853	43,064
	18,641,244	20,799,303
Less: provision for impairment of inventories	(707,812)	(452,594)
	17,933,432	20,346,709

Movements in the provision for impairment of inventories are as follows:

	2016	2017

As at January 1,	2,370,200	707,812
Provision for impairment of inventories	122,047	193,138
Reversal arising from increase in net realisable value	(69,395)	(80,778)
Reversal upon sales of inventories	(1,715,040)	(259,564)
Disposal of Subsidiaries	—	(108,014)
As at December 31,	707,812	452,594

As at December 31, 2016 and 2017, the Group had no pledged inventories for bank and other borrowings.